Long-term borrowings and debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Tabular Disclosure Related To Long Term Borrowings And Debt [Table Text Block]
Borrowings consist of long-term and syndicated loans obtained from international banks. Debt instruments consist of Euro-Notes and issuances in Latin America. The breakdown of borrowings and long-term debt (original maturity of more than one year), together with contractual interest rates, is as follows:

	December 31,
(In thousands of US$)	2013	2012
Borrowings:
At fixed interest rates with due dates in June 2015	25,000	1,435
At floating interest rates with due dates from March 2014 to December 2016	506,346	1,296,785
Total borrowings	531,346	1,298,220
Debt:
At fixed interest rates with due dates from November 2014 to April 2017	444,719	453,373
At floating interest rates with due dates from March 2015 to July 2016	177,806	153,947
Total debt	622,525	607,320
Total long-term borrowings and debt outstanding	1,153,871	1,905,540
Average outstanding balance during the year	1,317,983	1,893,580
Maximum outstanding balance at any month-end	1,893,149	2,152,584
Fixed interest rates on borrowings and debt in U.S. dollars	1.50% to 3.75%	3.75%
Range of floating interest rates on borrowings and debt in U.S. dollars	0.52% to 1.77%	0.68% to 2.40%
Range of fixed interest rates on borrowings and debt in Mexican pesos	-	7.60% to 9.90%
Range of floating interest rates on borrowings and debt in Mexican pesos	4.44% to 5.29%	5.50% to 6.34%

	December 31,
	2013	2012
Fixed interest rate on debt in Peruvian nuevos soles	6.50%	6.50%
Weighted average interest rate at the end of the year	3.06%	2.92%
Weighted average interest rate during the year	3.08%	2.74%

The balances of long-term borrowings and debt by currency, is as follows:

	December 31,
(In thousands of US$)	2013	2012

Currency
U.S. dollar	866,975	1,518,592
Mexican peso	242,916	338,760
Peruvian nuevo sol	43,980	48,188
Total	1,153,871	1,905,540

Schedule of Maturities of Long-term Debt [Table Text Block]
The future remaining maturities of long-term borrowings and debt outstanding as of December 31, 2013, are as follows:

(In thousands of US$)
Due in:	Outstanding

2014	352,085
2015	197,989
2016	203,058
2017	400,739
1,153,871